RISK MANAGEMENT - Structural foreign exchange risk - Financial liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		$ 271,975,564		$ 231,392,733
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 31,693	134,967,705	$ 25,909	106,534,815
Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,628		6,600
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1,509,201		1,056,736
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		270,466,363		230,335,997
Customer deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		211,841,597		175,491,421
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		211,841,597		175,491,421
Customer deposits | Financial liabilities at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,144	96,314,534	16,772	74,064,051
Customer deposits | Financial liabilities at amortised cost, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,916		5,828
Financial obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		58,624,766		54,844,576
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		58,624,766		54,844,576
Financial obligations | Financial liabilities at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,717	35,797,463	8,428	30,148,583
Financial obligations | Financial liabilities at amortised cost, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	712		772
Accounts payable | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	475	1,630,860	407	1,334,317
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1,452,574		962,438
Derivatives | Trading derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1,452,574		962,438
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1,452,574		962,438
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	349	1,197,924	274	897,138
Derivatives | Hedging derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		56,627		94,298
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		56,627		94,298
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 8	$ 26,924	$ 28	$ 90,726